22. EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2017
Expenses By Nature Tables
Expenses by nature
EXPENSES BY NATURE

	12/31/2017	12/31/2016	12/31/2015
Raw materials and inputs	(5,404,801)	(4,518,718)	(4,858,070)
Labor cost	(2,400,579)	(2,482,111)	(1,887,735)
Supplies	(1,451,437)	(1,384,437)	(1,095,576)
Maintenance cost (services and materials)	(1,145,974)	(1,203,294)	(1,069,404)
Outsourcing services	(3,424,439)	(3,492,520)	(3,284,238)
Depreciation, amortization and depletion (Note 11 a)	(1,408,765)	(1,278,816)	(1,130,869)
Other	(591,094)	(495,274)	(314,730)
	(15,827,089)	(14,855,170)	(13,640,622)

Classified as:
Cost of sales and services	(13,596,141)	(12,640,042)	(11,740,101)
Selling expenses	(1,815,107)	(1,696,896)	(1,430,189)
General and administrative expenses	(415,841)	(518,232)	(470,332)
	(15,827,089)	(14,855,170)	(13,640,622)

Depreciation, amortization and depletion

The depreciation, amortization and depletion additions for the year were distributed as follows:

		Consolidated
	12/31/2017	12/31/2016

Production costs	1,376,862	1,241,425
Sales expenses	8,851	9,163
General and Administrative Expenses	23,052	28,228
	1,408,765	1,278,816
Other operating expenses (*)	44,570	43,681
	1,453,335	1,322,497

(*) Refers mainly to the amortization of intangible assets, see note 23.